Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The components of property and equipment were as follows:
As at	Estimated useful life	December 31, 2023	March 31, 2023

Devices	3 - 5 years	$3,303,843	$3,402,749
Computer equipment	2 - 7 years	827,174	873,178
Office equipment	3 - 10 years	248,008	452,489
Furniture and fixtures	10 years	10,235	10,287
Total, at cost		4,389,260	4,738,703
Less: Accumulated depreciation		(2,502,466)	(2,010,180)
		1,886,794	2,728,523
Right-of-use assets under finance leases:

Vehicles, at cost		$4,125,088	$4,179,272
Accumulated depreciation		(4,125,088)	(4,179,272)
		-	-

Total property and equipment, net		1,886,794	2,728,523
The components of property and equipment were as follows:
(In USD) As at	Estimated useful life	March 31, 2023	March 31, 2022
Devices	3 – 5 years	$3,402,749	$3,970,324
E-bikes	3 years	—	980,615
Computer equipment’s	2 – 7 years	873,178	1,210,790
Office equipment’s	3 – 10 years	452,489	261,808
Furniture and fixtures	10 years	10,287	52,172
Total, at cost		4,738,703	6,475,709
Less: Accumulated depreciation		(2,010,180)	(3,485,308)
		2,728,523	2,990,401
Right-of-use assets under finance leases:
Vehicles, at cost		$4,179,272	$5,196,182
Accumulated depreciation		(4,179,272)	(5,192,955)
		—	3,227
Total property and equipment, net		2,728,523	2,993,628